Loans (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of loans
	December 31, 2018	December 31, 2017
Bank of Qingdao, Yantai Branch	$-	$1,536,948
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch	4,362,748	4,610,845
Bank of China, Yantai Bonded Port Area Branch	1,163,399	1,229,559
Huaxia Bank Co., Ltd., Yantai Xingfu Branch	1,454,250	1,536,948
Qingdao Yikou Industrial Automation Equipment Co., Ltd.	157,059	-
Qingdao Hongjiatai Machinery Engineering Co., Ltd.	305,392	-
Yantai Guotai Investment Limited Company ("Yantai Guotai")	727,125	-
Volkswagen Finance (China) Co., Ltd.	10,455	-
eCapital (China) Leasing Co., Ltd.	-	88,266
Total short term loans	8,180,428	9,002,566
Bank of Qingdao, Yantai Branch	3,635,623	-
Qingdao Metro Finance Leasing Co., Ltd.	3,635,623	-
Volkswagen Finance (China) Co., Ltd.	23,638	29,181
Total loans	15,475,312	9,031,747
Less: short term loans and current portion of long term loans	10,867,111	9,020,697
Less: unamortized debt issuance costs	158,312	-
Long term loans - due over one year	$4,449,889	$11,050

Schedule of future loan obligations
2019	$10,867,053
2020	2,669,260
2021	1,938,999
2022	-
2023 and thereafter	-
Total	$15,475,312